UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23504
AIM ETF PRODUCTS TRUST
On behalf of the following series:
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: AZAJ)	AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: AZBJ)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: AZAA)	AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: AZBA)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: AZAL)	AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: AZBL)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: AZAO)	AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: AZBO)
(Exact name of registrant as specified in charter)
5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of principal executive offices) (Zip Code)
Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and address of agent for service)
Registrant's telephone number, including area code: (763) 765-7453
Date of fiscal year end: September 30
Date of reporting period: March 31, 2021
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

ALLIANZ INVESTMENT MANAGEMENT LLC

AIM ETF Products Trust

SEMIANNUAL REPORT

March 31, 2021 (unaudited)

Buffered Outcome Exchange-Traded Funds

STRATEGY A: 10% Buffer on S&P 500® exposure

AllianzIM U.S. Large Cap Buffer10 Jan ETF | AZAJ | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Apr ETF | AZAA | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Jul ETF | AZAL | NYSE Arca
AllianzIM U.S. Large Cap Buffer10 Oct ETF | AZAO | NYSE Arca

STRATEGY B: 20% Buffer on S&P 500® exposure

AllianzIM U.S. Large Cap Buffer20 Jan ETF | AZBJ | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Apr ETF | AZBA | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Jul ETF | AZBL | NYSE Arca
AllianzIM U.S. Large Cap Buffer20 Oct ETF | AZBO | NYSE Arca

Want to know more? AllianzIM.com | 1-877-429-3837

AIM ETF PRODUCTS TRUST
Letter from the President (unaudited)
Dear AllianzIM Shareholders,
Thank you for being an investor in the AllianzIM Buffered Outcome Exchange Traded Funds (ETFs). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (AllianzIM) maintains a long track record of developing and executing risk management strategies. The AllianzIM Buffered Outcome ETFs (the “Funds”) are designed to offer a new approach to risk management by allowing investors to participate in the growth potential of equity markets up to a stated Cap with an explicit downside Buffer. The AllianzIM ETF platform now offers eight Buffered Outcome ETFs and recently completed the first outcome period of the April series. This Semiannual Report covers the last six months as of March 31, 2021.
Assessing the market landscape, a lot has changed since last fall as several headwinds and challenges facing the economic recovery appear to have lessened. Politically speaking, the balance of power shifted slightly in favor of a unified government, paving the way for another large fiscal spending package. The passage of the Covid-19 relief bill is intended to bridge the gap and provide relief for many Americans struggling with the ongoing pandemic, and economically, it’s a shot in the arm to speed up the recovery as it sets the backdrop for further growth in the second half of the year. Furthermore, the introduction of several vaccines along with the pace of vaccinations in the U.S. have removed much of the uncertainty surrounding economic effects of the virus. Confidence in the direction of the economy has led investors away from safe haven-seeking assets such as U.S. Treasuries and into equity investments. As such, the S&P 500® Index has risen nearly 25% since the end of the third quarter in 2020 and the yield on the 10-year U.S. Treasury has surpassed 1.50%.
While the backdrop for equities remains positive as the virus has retreated faster than we anticipated and the pace of the vaccine rollout has exceeded our original expectations, we continue to expect bouts of volatility as the post-Covid economy will be fraught with new challenges. Along with the additional growth comes higher interest rates and investors are beginning to pay attention to long-term rates. The higher interest rate regime will likely induce some turbulence to the market, especially as the Fed attempts to balance the appropriate amount of inflation against the right level of policy accommodation.
We have entered a period of growth for the U.S. economy. However, we cannot forget the path it took to get here with unmatched amounts of both fiscal and monetary stimulus that have led the recovery with a few less bumps in the road than previous instances. While the pandemic certainly contributed to the acceleration of digitalizing consumption, we cannot ignore the fact that the prospects for the economy look very different today than they did even six months ago. Looking ahead, as restrictions continue to be lifted, the pent up demand will likely fuel the recovery of cyclical sectors that have been hurt the most by the pandemic, but that could prove to be short-lived as stimulus fades and investors have to look beyond the recovery to the new post-pandemic world. All of these new challenges come at a time when equity markets are at all-time highs with investors questioning how much higher they can go.
We believe investment strategies with built-in risk mitigation can be an important cornerstone of an investor’s portfolio. In their Q4 Quarterly Market Perceptions Study, Allianz Life Insurance Company of North America found that among investors with higher investable assets ($200,000+), 76% are willing to give up some potential gains for a financial product that protects parts of their savings. Buffered Outcome ETFs may allow investors a way to stay in the market and “keep calm and buffer on.” For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS for additional information. In addition, please visit our website at www.AllianzIM.com to learn more about the Funds.

Sincerely,
Brian Muench
President
AIM ETF Products Trust
Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.
The views expressed above reflect the views of Allianz Investment Management LLC as of 4/2021. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (“AZAA”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (May 28, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer10 Apr ETF (NAV) ($11,099)
Allianz U.S. Large Cap Buffer10 Apr ETF (Market) ($11,135)
S&P 500 Price Return IndexSM ($13,113)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (5/28/2020)
Allianz U.S. Large Cap Buffer10 Apr ETF (NAV)	5.93%	10.99%
Allianz U.S. Large Cap Buffer10 Apr ETF (Market Value)	5.98%	11.35%
S&P 500 Price Return IndexSM	18.14%	31.13%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, May 28, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZAA were listed on the NYSE Arca, Inc. on June 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (“AZBA”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (May 28, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer20 Apr ETF (NAV) ($10,573)
Allianz U.S. Large Cap Buffer20 Apr ETF (Market) ($10,619)
S&P 500 Price Return IndexSM ($13,113)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (5/28/2020)
Allianz U.S. Large Cap Buffer20 Apr ETF (NAV)	2.89%	5.73%
Allianz U.S. Large Cap Buffer20 Apr ETF (Market Value)	3.08%	6.19%
S&P 500 Price Return IndexSM	18.14%	31.13%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, May 28, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZBA were listed on the NYSE Arca, Inc. on June 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (“AZAL”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (June 30, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer10 Jul ETF (NAV) ($11,412)
Allianz U.S. Large Cap Buffer10 Jul ETF (Market) ($11,425)
S&P 500 Price Return IndexSM ($12,815)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (6/30/2020)
Allianz U.S. Large Cap Buffer10 Jul ETF (NAV)	9.02%	14.12%
Allianz U.S. Large Cap Buffer10 Jul ETF (Market Value)	8.73%	14.25%
S&P 500 Price Return IndexSM	18.14%	28.15%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, June 30, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZAL were listed on the NYSE Arca, Inc. on July 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (“AZBL”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (June 30, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer20 Jul ETF (NAV) ($10,764)
Allianz U.S. Large Cap Buffer20 Jul ETF (Market) ($10,768)
S&P 500 Price Return IndexSM ($12,815)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (6/30/2020)
Allianz U.S. Large Cap Buffer20 Jul ETF (NAV)	4.80%	7.64%
Allianz U.S. Large Cap Buffer20 Jul ETF (Market Value)	4.48%	7.68%
S&P 500 Price Return IndexSM	18.14%	28.15%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, June 30, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZBL were listed on the NYSE Arca, Inc. on July 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (“AZAO”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (September 30, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer10 Oct ETF (NAV) ($11,075)
Allianz U.S. Large Cap Buffer10 Oct ETF (Market) ($11,084)
S&P 500 Price Return IndexSM ($11,814)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (9/30/2020)
Allianz U.S. Large Cap Buffer10 Oct ETF (NAV)	10.75%	10.75%
Allianz U.S. Large Cap Buffer10 Oct ETF (Market Value)	10.84%	10.84%
S&P 500 Price Return IndexSM	18.14%	18.14%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, September 30, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZAO were listed on the NYSE Arca, Inc. on October 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (“AZBO”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (September 30, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer20 Oct ETF (NAV) ($10,566)
Allianz U.S. Large Cap Buffer20 Oct ETF (Market) ($10,564)
S&P 500 Price Return IndexSM ($11,814)

	Six Months ended 3/31/2021	Cumulative Since Inception Return (9/30/2020)
Allianz U.S. Large Cap Buffer20 Oct ETF (NAV)	5.66%	5.66%
Allianz U.S. Large Cap Buffer20 Oct ETF (Market Value)	5.64%	5.64%
S&P 500 Price Return IndexSM	18.14%	18.14%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, September 30, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZBO were listed on the NYSE Arca, Inc. on October 1, 2020.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (“AZAJ”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (December 31, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,412)
Allianz U.S. Large Cap Buffer10 Jan ETF (Market) ($10,392)
S&P 500 Price Return IndexSM ($10,577)

Cumulative Since Inception Return (12/31/2020)
Allianz U.S. Large Cap Buffer10 Jan ETF (NAV)	4.12%
Allianz U.S. Large Cap Buffer10 Jan ETF (Market Value)	3.92%
S&P 500 Price Return IndexSM	5.77%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, December 31, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZAJ were listed on the NYSE Arca, Inc. on January 4, 2021.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF
The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (“AZBJ”) at net asset value and market value as compared to the S&P 500 Price Return IndexSM1 from the Fund’s inception date (December 31, 2020*) to March 31, 2021.
AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment
(unaudited)
Allianz U.S. Large Cap Buffer20 Jan ETF (NAV) ($10,241)
Allianz U.S. Large Cap Buffer20 Jan ETF (Market) ($10,260)
S&P 500 Price Return IndexSM ($10,577)

Cumulative Since Inception Return (12/31/2020)
Allianz U.S. Large Cap Buffer20 Jan ETF (NAV)	2.41%
Allianz U.S. Large Cap Buffer20 Jan ETF (Market Value)	2.60%
S&P 500 Price Return IndexSM	5.77%
1
The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of April 30, 2021, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $4.6 billion and $2.2 trillion.

*	The inception date, December 31, 2020, is the date the fund started accruing expenses and commenced operations. Shares of AZBJ were listed on the NYSE Arca, Inc. on January 4, 2021.
The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).
Net asset value (“NAV”) returns are based on the dollar value of a single share of the exchange traded fund (“ETF”), calculated using the value of the underlying assets of the ETF minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the ETF’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.
One cannot invest directly in an index.
The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED – CALLS(b) - 69.8%
Options on Equity Indices - 69.8%
S&P 500 Index	March 2022	$2,582.66	76	$19,628,216	$10,584,596
S&P 500 Mini Index	March 2022	258.27	4	103,308	55,708
Total Options Purchased - Calls				19,731,524	10,640,304
(Cost $10,640,644)
OPTION PURCHASED - PUTS(b) - 38.7%
Options on Equity Indices - 38.7%
S&P 500 Index	March 2022	3,973.33	38	15,098,654	1,183,434
S&P 500 Index	March 2022	5,165.33	38	19,628,254	4,681,524
S&P 500 Mini Index	March 2022	397.33	2	79,466	6,228
S&P 500 Mini Index	March 2022	516.53	2	103,306	24,640
Total Options Purchased - Puts				34,909,680	5,895,826
(Cost $5,896,166)
Total Investments – 108.5%				54,641,204	16,536,130
(Cost $16,536,810)
Other assets less liabilities – (8.5)%					(1,297,535)
Net Assets – 100.0%					$15,238,595
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	38	$4,489.86	March 2022	$237,335	$17,061,468	$(237,500)
S&P 500 Index	38	5,165.33	March 2022	31,261	19,628,254	(31,426)
S&P 500 Mini Index	2	448.99	March 2022	1,245	89,798	(1,250)
S&P 500 Mini Index	2	516.53	March 2022	161	103,306	(166)
				$270,002	$36,882,826	$(270,342)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	76	$2,582.66	March 2022	$357,173	$19,628,216	$(357,504)
S&P 500 Index	38	3,576.00	March 2022	724,267	13,588,800	(724,432)
S&P 500 Mini Index	4	258.27	March 2022	1,871	103,308	(1,880)
S&P 500 Mini Index	2	357.60	March 2022	3,807	71,520	(3,812)
				$1,087,118	$33,391,844	$(1,087,628)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 69.8%
Options on Equity Indices - 69.8%
S&P 500 Index	March 2022	$2,582.70	74	$19,111,980	$10,311,604
S&P 500 Mini Index	March 2022	258.31	6	154,986	83,604
Total Options Purchased - Calls				19,266,966	10,395,208
(Cost $10,395,544)
OPTION PURCHASED - PUTS(b) - 38.6%
Options on Equity Indices - 38.6%
S&P 500 Index	March 2022	3,973.37	37	14,701,469	1,151,736
S&P 500 Index	March 2022	5,165.41	37	19,112,017	4,560,657
S&P 500 Mini Index	March 2022	397.37	3	119,211	9,339
S&P 500 Mini Index	March 2022	516.61	3	154,983	36,978
Total Options Purchased - Puts				34,087,680	5,758,710
(Cost $5,759,046)
Total Investments – 108.4%				53,354,646	16,153,918
(Cost $16,154,590)
Other assets less liabilities – (8.4)%					(1,256,198)
Net Assets – 100.0%					$14,897,720
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	37	$4,229.61	March 2022	$526,904	$15,649,557	$(527,065)
S&P 500 Index	37	5,165.41	March 2022	30,364	19,112,017	(30,525)
S&P 500 Mini Index	3	422.96	March 2022	4,265	126,888	(4,272)
S&P 500 Mini Index	3	516.61	March 2022	242	154,983	(249)
				$561,775	$35,043,445	$(562,111)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	74	$2,582.70	March 2022	$347,404	$19,111,980	$(347,726)
S&P 500 Index	37	3,178.66	March 2022	417,162	11,761,042	(417,323)
S&P 500 Mini Index	6	258.31	March 2022	2,806	154,986	(2,820)
S&P 500 Mini Index	3	317.87	March 2022	3,377	95,361	(3,384)
				$770,749	$31,123,369	$(771,253)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 109.9%
Options on Equity Indices - 109.9%
S&P 500 Index	June 2021	$2,015.07	92	$18,538,644	$17,935,341
S&P 500 Mini Index	June 2021	201.53	86	1,733,158	1,676,354
Total Options Purchased - Calls				20,271,802	19,611,695
(Cost $17,534,973)
OPTION PURCHASED - PUTS(b) - 4.9%
Options on Equity Indices - 4.9%
S&P 500 Index	June 2021	3,100.09	46	14,260,414	72,002
S&P 500 Index	June 2021	4,030.14	46	18,538,644	726,873
S&P 500 Mini Index	June 2021	310.04	43	1,333,172	6,734
S&P 500 Mini Index	June 2021	403.07	43	1,733,201	68,061
Total Options Purchased - Puts				35,865,431	873,670
(Cost $2,308,143)
Total Investments – 114.8%				56,137,233	20,485,365
(Cost $19,843,116)
Other assets less liabilities – (14.8)%					(2,635,748)
Net Assets – 100.0%					$17,849,617
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	46	$3,599.17	June 2021	$1,539,703	$16,556,182	$(1,910,493)
S&P 500 Index	46	4,030.14	June 2021	396,548	18,538,644	(420,504)
S&P 500 Mini Index	43	359.92	June 2021	137,752	1,547,656	(178,578)
S&P 500 Mini Index	43	403.07	June 2021	34,270	1,733,201	(39,180)
				$2,108,273	$38,375,683	$(2,548,755)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	92	$2,015.07	June 2021	$140,719	$18,538,644	$(20,612)
S&P 500 Index	46	2,790.09	June 2021	262,672	12,834,414	(39,221)
S&P 500 Mini Index	86	201.53	June 2021	11,548	1,733,158	(1,928)
S&P 500 Mini Index	43	279.04	June 2021	22,190	1,199,872	(3,668)
				$437,129	$34,306,088	$(65,429)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 117.1%
Options on Equity Indices - 117.1%
S&P 500 Index	June 2021	$2,015.04	30	$6,045,120	$5,848,576
S&P 500 Mini Index	June 2021	201.50	16	322,400	311,931
Total Options Purchased - Calls				6,367,520	6,160,507
(Cost $4,133,333)
OPTION PURCHASED - PUTS(b) - 5.2%
Options on Equity Indices - 5.2%
S&P 500 Index	June 2021	3,100.03	15	4,650,045	23,476
S&P 500 Index	June 2021	4,030.08	15	6,045,120	236,982
S&P 500 Mini Index	June 2021	309.97	8	247,976	1,251
S&P 500 Mini Index	June 2021	403.01	8	322,408	12,640
Total Options Purchased - Puts				11,265,549	274,349
(Cost $1,596,480)
Total Investments – 122.3%				17,633,069	6,434,856
(Cost $5,729,813)
Other assets less liabilities – (22.3)%					(1,171,713)
Net Assets – 100.0%					$5,263,143
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	15	$3,372.87	June 2021	$381,152	$5,059,305	$(930,497)
S&P 500 Index	15	4,030.08	June 2021	44,280	6,045,120	(137,169)
S&P 500 Mini Index	8	337.29	June 2021	12,508	269,832	(49,625)
S&P 500 Mini Index	8	403.01	June 2021	950	322,408	(7,315)
				$438,890	$11,696,665	$(1,124,606)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	30	$2,015.04	June 2021	$126,860	$6,045,120	$(6,721)
S&P 500 Index	15	2,480.05	June 2021	147,742	3,720,075	(7,557)
S&P 500 Mini Index	16	201.50	June 2021	8,294	322,400	(358)
S&P 500 Mini Index	8	248.00	June 2021	9,650	198,400	(403)
				$292,546	$10,285,995	$(15,039)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 95.0%
Options on Equity Indices - 95.0%
S&P 500 Index	September 2021	$2,185.78	178	$38,906,884	$31,566,432
S&P 500 Mini Index	September 2021	218.61	74	1,617,714	1,312,080
Total Options Purchased - Calls				40,524,598	32,878,512
(Cost $22,911,790)
OPTION PURCHASED - PUTS(b) - 14.0%
Options on Equity Indices - 14.0%
S&P 500 Index	September 2021	3,362.72	89	29,928,208	647,211
S&P 500 Index	September 2021	4,371.56	89	38,906,884	4,005,372
S&P 500 Mini Index	September 2021	336.30	37	1,244,310	26,919
S&P 500 Mini Index	September 2021	437.22	37	1,617,714	166,713
Total Options Purchased - Puts				71,697,116	4,846,215
(Cost $12,675,035)
Total Investments – 109.0%				112,221,714	37,724,727
(Cost $35,586,825)
Other assets less liabilities – (9.0)%					(3,114,164)
Net Assets – 100.0%					$34,610,563
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	89	$3,910.81	September 2021	$642,563	$34,806,209	$(2,036,897)
S&P 500 Index	89	4,371.56	September 2021	169,062	38,906,884	(307,020)
S&P 500 Mini Index	37	391.08	September 2021	36,157	1,446,996	(84,683)
S&P 500 Mini Index	37	437.22	September 2021	8,875	1,617,714	(12,724)
				$856,657	$76,777,803	$(2,441,324)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	178	$2,185.78	September 2021	$948,161	$38,906,884	$(182,722)
S&P 500 Index	89	3,026.45	September 2021	1,866,472	26,935,405	(360,928)
S&P 500 Mini Index	74	218.61	September 2021	23,961	1,617,714	(7,600)
S&P 500 Mini Index	37	302.68	September 2021	47,619	1,119,916	(15,014)
				$2,886,213	$68,579,919	$(566,264)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 99.5%
Options on Equity Indices - 99.5%
S&P 500 Index	September 2021	$2,185.75	168	$36,720,600	$29,778,672
S&P 500 Mini Index	September 2021	218.57	26	568,282	460,824
Total Options Purchased - Calls				37,288,882	30,239,496
(Cost $20,721,551)
OPTION PURCHASED - PUTS(b) - 14.8%
Options on Equity Indices - 14.8%
S&P 500 Index	September 2021	3,362.66	84	28,246,344	613,872
S&P 500 Index	September 2021	4,371.50	84	36,720,600	3,798,144
S&P 500 Mini Index	September 2021	336.24	13	437,112	9,438
S&P 500 Mini Index	September 2021	437.15	13	568,295	58,708
Total Options Purchased - Puts				65,972,351	4,480,162
(Cost $11,811,201)
Total Investments – 114.3%				103,261,233	34,719,658
(Cost $32,532,752)
Other assets less liabilities – (14.3)%					(4,341,999)
Net Assets – 100.0%					$30,377,659
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	84	$3,651.88	September 2021	$1,297,121	$30,675,792	$(3,515,484)
S&P 500 Index	84	4,371.50	September 2021	160,745	36,720,600	(282,156)
S&P 500 Mini Index	13	365.19	September 2021	17,653	474,747	(54,483)
S&P 500 Mini Index	13	437.15	September 2021	2,066	568,295	(4,420)
				$1,477,585	$68,439,434	$(3,856,543)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	168	$2,185.75	September 2021	$924,895	$36,720,600	$(179,424)
S&P 500 Index	84	2,690.15	September 2021	1,127,015	22,597,260	(196,476)
S&P 500 Mini Index	26	218.57	September 2021	8,780	568,282	(2,886)
S&P 500 Mini Index	13	269.02	September 2021	10,282	349,726	(3,094)
				$2,070,972	$60,235,868	$(381,880)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 77.9%
Options on Equity Indices - 77.9%
S&P 500 Index	December 2021	$2,441.48	202	$49,317,896	$30,769,280
S&P 500 Mini Index	December 2021	244.18	44	1,074,392	670,087
Total Options Purchased - Calls				50,392,288	31,439,367
(Cost $28,684,001)
OPTION PURCHASED - PUTS(b) - 29.1%
Options on Equity Indices - 29.1%
S&P 500 Index	December 2021	3,756.11	101	37,936,711	1,952,174
S&P 500 Index	December 2021	4,882.97	101	49,317,997	9,521,549
S&P 500 Mini Index	December 2021	375.64	22	826,408	42,540
S&P 500 Mini Index	December 2021	488.36	22	1,074,392	207,529
Total Options Purchased - Puts				89,155,508	11,723,792
(Cost $14,604,858)
Total Investments – 107.0%				139,547,796	43,163,159
(Cost $43,288,859)
Other assets less liabilities – (7.0)%					(2,817,125)
Net Assets – 100.0%					$40,346,034
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	101	$4,261.26	December 2021	$807,362	$43,038,726	$(960,224)
S&P 500 Index	101	4,882.97	December 2021	116,813	49,317,997	(93,738)
S&P 500 Mini Index	22	426.13	December 2021	20,168	937,486	(20,913)
S&P 500 Mini Index	22	488.36	December 2021	2,818	1,074,392	(2,037)
				$947,161	$94,368,601	$(1,076,912)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	202	$2,441.48	December 2021	$953,836	$49,317,896	$(510,660)
S&P 500 Index	101	3,380.50	December 2021	1,882,680	34,143,050	(1,140,541)
S&P 500 Mini Index	44	244.18	December 2021	20,938	1,074,392	(11,129)
S&P 500 Mini Index	22	338.08	December 2021	40,521	743,776	(24,855)
				$2,897,975	$85,279,114	$(1,687,185)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
March 31, 2021 (unaudited)
	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 79.2%
Options on Equity Indices - 79.2%
S&P 500 Index	December 2021	$2,441.45	240	$58,594,800	$36,558,247
S&P 500 Mini Index	December 2021	244.14	62	1,513,668	944,451
Total Options Purchased - Calls				60,108,468	37,502,698
(Cost $34,447,873)
OPTION PURCHASED - PUTS(b) - 29.5%
Options on Equity Indices - 29.5%
S&P 500 Index	December 2021	3,756.03	120	45,072,360	2,319,159
S&P 500 Index	December 2021	4,882.89	120	58,594,680	11,311,842
S&P 500 Mini Index	December 2021	375.57	31	1,164,267	59,884
S&P 500 Mini Index	December 2021	488.29	31	1,513,699	292,225
Total Options Purchased - Puts				106,345,006	13,983,110
(Cost $17,050,121)
Total Investments – 108.7%				166,453,474	51,485,808
(Cost $51,497,994)
Other assets less liabilities – (8.7)%					(4,122,659)
Net Assets – 100.0%					$47,363,149
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
March 31, 2021 (unaudited)(continued)
SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2021
CALL OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	120	$4,015.61	December 2021	$2,202,734	$48,187,320	$(2,513,747)
S&P 500 Index	120	4,882.89	December 2021	151,975	58,594,680	(111,403)
S&P 500 Mini Index	31	401.56	December 2021	64,118	1,244,836	(64,940)
S&P 500 Mini Index	31	488.29	December 2021	4,542	1,513,699	(2,878)
				$2,423,369	$109,540,535	$(2,692,968)
PUT OPTIONS WRITTEN(a)
Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	240	$2,441.45	December 2021	$1,121,727	$58,594,800	$(606,694)
S&P 500 Index	120	3,004.86	December 2021	1,325,644	36,058,320	(755,253)
S&P 500 Mini Index	62	244.14	December 2021	30,111	1,513,668	(15,672)
S&P 500 Mini Index	31	300.49	December 2021	34,704	931,519	(19,512)
				$2,512,186	$97,098,307	$(1,397,131)
(a)	Non-income producing.
(b)	Each contract equals 100 shares.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statement of Assets and Liabilities
March 31, 2021 (unaudited)
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
ASSETS
Investments, at value	$16,536,130	$16,153,918	$20,485,365	$6,434,856
Cash	11,849	29,912	3,333	—
Receivable for investments sold	19,423,233	18,242,407	—	—
Receivable for Fund shares sold	—	1,286,580	—	—
TOTAL ASSETS	35,971,212	35,712,817	20,488,698	6,434,856

LIABILITIES
Due to custodian	—	—	—	9,825
Payables:
Investments purchased	19,350,369	19,458,271	—	—
Options contracts written, at value	1,357,970	1,333,364	2,614,184	1,139,645
Management fees	24,278	23,462	24,897	22,243
TOTAL LIABILITIES	20,732,617	20,815,097	2,639,081	1,171,713
NET ASSETS	$15,238,595	$14,897,720	$17,849,617	$5,263,143

COMPONENTS OF NET ASSETS
Paid-in capital	$15,046,487	$14,805,541	$17,422,873	$5,071,478
Total distributable earnings (accumulated loss)	192,108	92,179	426,744	191,665
NET ASSETS	$15,238,595	$14,897,720	$17,849,617	$5,263,143

NET ASSET VALUE PER SHARE
Net Asset Value	$26.50	$25.73	$27.46	$26.32
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	575,000	579,000	650,000	200,000

COST OF INVESTMENTS
Investments, at cost	$16,536,810	$16,154,590	$19,843,116	$5,729,813
Premiums received	$1,357,120	$1,332,524	$2,545,402	$731,436
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statement of Assets and Liabilities
March 31, 2021 (unaudited) (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
ASSETS
Investments, at value	$37,724,727	$34,719,658	$43,163,159	$51,485,808
Cash	16,693	25,016	4,103	25,338
Receivable for investments sold	—	732,459	—	—
TOTAL ASSETS	37,741,420	35,477,133	43,167,262	51,511,146

LIABILITIES
Payables:
Investments purchased	—	89,729	—	—
Fund shares repurchased	—	660,380	—	—
Options contracts written, at value	3,007,588	4,238,423	2,764,097	4,090,099
Management fees	123,269	110,942	57,131	57,898
TOTAL LIABILITIES	3,130,857	5,099,474	2,821,228	4,147,997
NET ASSETS	$34,610,563	$30,377,659	$40,346,034	$47,363,149

COMPONENTS OF NET ASSETS
Paid-in capital	$31,220,026	$28,708,609	$39,096,352	$46,547,395
Total distributable earnings (accumulated loss)	3,390,537	1,669,050	1,249,682	815,754
NET ASSETS	$34,610,563	$30,377,659	$40,346,034	$47,363,149

NET ASSET VALUE PER SHARE
Net Asset Value	$27.69	$26.42	$26.03	$25.60
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	1,250,000	1,150,000	1,550,000	1,850,000

COST OF INVESTMENTS
Investments, at cost	$35,586,825	$32,532,752	$43,288,859	$51,497,994
Premiums received	$3,742,870	$3,548,557	$3,845,136	$4,935,555
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statement of Operations
For the Six Months Ended March 31, 2021 (unaudited)
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended March 31, 2021	For the Six Months Ended March 31, 2021	For the Six Months Ended March 31, 2021	For the Six Months Ended March 31, 2021
EXPENSES:
Management fees	$16,332	$15,433	$19,073	$15,444
Interest expense	39	33	6	4
Net Expenses	16,371	15,466	19,079	15,448
NET INVESTMENT INCOME (LOSS)	(16,371)	(15,466)	(19,079)	(15,448)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$744,871	$739,768	$7,577	$8,147
Option contracts written	(374,220)	(532,446)	(274)	(3,461)
Net realized gain (loss)	370,651	207,322	7,303	4,686

Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(134,114)	(132,486)	532,551	573,876
Options contracts written	(28,058)	32,809	(94,031)	(371,449)
Net change in unrealized appreciation (depreciation)	(162,172)	(99,677)	438,520	202,427
NET REALIZED AND UNREALIZED GAIN (LOSS)	208,479	107,645	445,823	207,113
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,108	$92,179	$426,744	$191,665
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statement of Operations
For the Six Months Ended March 31, 2021 (unaudited) (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended March 31, 2021	For the Six Months Ended March 31, 2021	For the Period Ended March 31, 2021*	For the Period Ended March 31, 2021*
EXPENSES:
Management fees	$123,269	$110,942	$57,131	$57,898
Interest expense	—	—	28	7
Net Expenses	123,269	110,942	57,159	57,905
NET INVESTMENT INCOME (LOSS)	(123,269)	(110,942)	(57,159)	(57,905)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$544,370	$252,005	$252,042	$36,079
Option contracts written	96,252	30,947	99,460	4,310
Net realized gain (loss)	640,622	282,952	351,502	40,389

Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	2,138,830	2,187,834	(125,700)	(12,186)
Options contracts written	736,442	(688,706)	1,081,039	845,456
Net change in unrealized appreciation (depreciation)	2,875,272	1,499,128	955,339	833,270
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,515,894	1,782,080	1,306,841	873,659
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,392,625	$1,671,138	$1,249,682	$815,754
*	The Fund commenced operations on December 31, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets
	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(16,371)	$(7,923)	$(15,466)	$(8,006)
Net realized gain (loss)	370,651	—	207,322	—
Net change in unrealized appreciation (depreciation)	(162,172)	160,642	(99,677)	98,165
Net increase (decrease) in net assets resulting from operations	192,108	152,719	92,179	90,159

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(152,719)	—	(90,159)	—

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	16,551,079	3,121,768	15,440,499	3,124,362
Cost of Shares redeemed	(4,626,360)	—	(3,859,320)	—
Net increase (decrease) in net assets from capital transactions	11,924,719	3,121,768	11,581,179	3,124,362
Total increase (decrease) in net assets	11,964,108	3,274,487	11,583,199	3,214,521

NET ASSETS
Beginning of Period	3,274,487	—	3,314,521	100,000
End of Period	$15,238,595	$3,274,487	$14,897,720	$3,314,521

CHANGES IN SHARES OUTSTANDING
Shares issued	625,000	125,000	600,000	125,000
Shares redeemed	(175,000)	—	(150,000)	—
Net increase (decrease) in Shares outstanding	450,000	125,000	450,000	125,000
Shares outstanding, Beginning of Period	125,000	—	129,000	4,000(a)
Shares outstanding, End of Period	575,000	125,000	579,000	129,000
*	The Fund commenced operations on May 28, 2020.
(a)
Beginning capital of $100,000 was contributed from Allianz Life Insurance Company North America, the parent company of the investment adviser to the Funds, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust.

The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(19,079)	$(5,834)	$(15,448)	$(6,804)
Net realized gain (loss)	7,303	—	4,686	—
Net change in unrealized appreciation (depreciation)	438,520	134,947	202,427	94,407
Net increase (decrease) in net assets resulting from operations	426,744	129,113	191,665	87,603

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(129,113)	—	(87,603)	—

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	14,280,690	3,142,183	1,307,116	3,764,362
Net increase (decrease) in net assets from capital transactions	14,280,690	3,142,183	1,307,116	3,764,362
Total increase (decrease) in net assets	14,578,321	3,271,296	1,411,178	3,851,965

NET ASSETS
Beginning of Period	3,271,296	—	3,851,965	—
End of Period	$17,849,617	$3,271,296	$5,263,143	$3,851,965

CHANGES IN SHARES OUTSTANDING
Shares issued	525,000	125,000	50,000	150,000
Net increase (decrease) in Shares outstanding	525,000	125,000	50,000	150,000
Shares outstanding, Beginning of Period	125,000	—	150,000	—
Shares outstanding, End of Period	650,000	125,000	200,000	150,000
*	The Fund commenced operations on June 30, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
OPERATIONS:
Net investment income (loss)	$(123,269)	$—	$(110,942)	$—
Net realized gain (loss)	640,622	—	282,952	—
Net change in unrealized appreciation (depreciation)	2,875,272	(2,088)	1,499,128	(2,088)
Net increase (decrease) in net assets resulting from operations	3,392,625	(2,088)	1,671,138	(2,088)

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	8,926,191	25,000,000	5,019,599	25,000,000
Cost of Shares redeemed	(2,706,165)	—	(1,310,990)	—
Net increase (decrease) in net assets from capital transactions	6,220,026	25,000,000	3,708,609	25,000,000
Total increase (decrease) in net assets	9,612,651	24,997,912	5,379,747	24,997,912

NET ASSETS
Beginning of Period	24,997,912	—	24,997,912	—
End of Period	$34,610,563	$24,997,912	$30,377,659	$24,997,912

CHANGES IN SHARES OUTSTANDING
Shares issued	350,000	1,000,000	200,000	1,000,000
Shares redeemed	(100,000)	—	(50,000)	—
Net increase (decrease) in Shares outstanding	250,000	1,000,000	150,000	1,000,000
Shares outstanding, Beginning of Period	1,000,000	—	1,000,000	—
Shares outstanding, End of Period	1,250,000	1,000,000	1,150,000	1,000,000
*	The Fund commenced operations on September 30, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Statements of Changes in Net Assets (continued)
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended March 31, 2021* (unaudited)	For the Period Ended March 31, 2021* (unaudited)
OPERATIONS:
Net investment income (loss)	$(57,159)	$(57,905)
Net realized gain (loss)	351,502	40,389
Net change in unrealized appreciation (depreciation)	955,339	833,270
Net increase (decrease) in net assets resulting from operations	1,249,682	815,754

CAPITAL TRANSACTIONS:
Proceeds from Shares issued	42,295,109	47,784,895
Cost of Shares redeemed	(3,198,757)	(1,237,500)
Net increase (decrease) in net assets from capital transactions	39,096,352	46,547,395
Total increase (decrease) in net assets	40,346,034	47,363,149

NET ASSETS
Beginning of Period	—	—
End of Period	$40,346,034	$47,363,149

CHANGES IN SHARES OUTSTANDING
Shares issued	1,675,000	1,900,000
Shares redeemed	(125,000)	(50,000)
Net increase (decrease) in Shares outstanding	1,550,000	1,850,000
Shares outstanding, Beginning of Period	—	—
Shares outstanding, End of Period	1,550,000	1,850,000
*	The Fund commenced operations on December 31, 2020.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights
	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.20	$25.00	$25.69	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.07)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	1.62	1.27	0.84	0.75
Total income (loss) from operations	1.52	1.20	0.74	0.69

Distributions:
From net realized gains	(1.22)	—	(0.70)	—

NET ASSET VALUE, End of Period	$26.50	$26.20	$25.73	$25.69
MARKET VALUE, End of Period	$26.59	$26.27	$25.84	$25.75

NET ASSET VALUE, Total Return(b)	5.93%	4.78%	2.89%	2.78%
MARKET PRICE, Total Return(c)	5.98%	5.07%	3.08%	3.02%

Net assets, End of Period ($ thousands)	$15,239	$3,274	$14,898	$3,315

Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on May 28, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$26.17	$25.00	$25.68	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.05)	(0.10)	(0.05)
Net realized and unrealized gain (loss)	2.43	1.22	1.32	0.73
Total income (loss) from operations	2.32	1.17	1.22	0.68

Distributions:
From net realized gains	(1.03)	—	(0.58)	—

NET ASSET VALUE, End of Period	$27.46	$26.17	$26.32	$25.68
MARKET VALUE, End of Period	$27.49	$26.27	$26.33	$25.76

NET ASSET VALUE, Total Return(b)	9.02%	4.68%	4.80%	2.72%
MARKET PRICE, Total Return(c)	8.73%	5.08%	4.48%	3.06%

Net assets, End of Period ($ thousands)	$17,850	$3,271	$5,263	$3,852

Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on June 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2021 (unaudited)	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$25.00	$25.00	$25.00	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	—	(0.10)	—
Net realized and unrealized gain (loss)	2.79	—	1.52	—
Total income (loss) from operations	2.69	—	1.42	—

NET ASSET VALUE, End of Period	$27.69	$25.00	$26.42	$25.00
MARKET VALUE, End of Period	$27.71	—	$26.41	—

NET ASSET VALUE, Total Return(b)	10.75%	—	5.66%	—
MARKET PRICE, Total Return(c)	10.84%	—	5.64%	—

Net assets, End of Period ($ thousands)	$34,611	$24,998	$30,378	$24,998

Ratios of Average Net Assets
Net Expenses	0.74%†	—	0.74%†	—
Net Investment Income	(0.74)%†	—	(0.74)%†	—
Portfolio turnover(d)	—	—	—	—
*	The Fund commenced operations on September 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Financial Highlights (continued)
	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Period Ended March 31, 2021* (unaudited)	For the Period Ended March 31, 2021* (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00

Income (loss) from operations:
Net investment income (loss)(a)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	1.08	0.65
Total income (loss) from operations	1.03	0.60

NET ASSET VALUE, End of Period	$26.03	$25.60
MARKET VALUE, End of Period	$25.98	$25.65

NET ASSET VALUE, Total Return(b)	4.12%	2.41%
MARKET PRICE, Total Return(c)	3.92%	2.60%

Net assets, End of Period ($ thousands)	$40,346	$47,363

Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—
*	The Fund commenced operations on December 31, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.
The accompanying notes are an integral part of the financial statements.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)
NOTE 1 – ORGANIZATION
The AIM ETF Products Trust (the “Trust”) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of eight separate series: AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF (each, a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the “Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (the “Distributor”).
AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer10 Jan ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF seek to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.
The initial Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Apr ETF and the AllianzIM U.S. Large Cap Buffer20 Apr ETF (together, the “April Series”) is from June 1, 2020 to March 31, 2021 (following this initial Outcome Period, each subsequent Outcome Period for the April Series will be a one-year period from April 1 to March 31). The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Jul ETF and the AllianzIM U.S. Large Cap Buffer20 Jul ETF (together, the “July Series”) is from July 1, 2020 to June 30, 2021. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Oct ETF and the AllianzIM U.S. Large Cap Buffer20 Oct ETF (together, the “October Series”) is from October 1, 2020 to September 30, 2021. The current Outcome Period for the AllianzIM U.S. Large Cap Buffer10 Jan ETF and the AllianzIM U.S. Large Cap Buffer20 Jan ETF (together, the “January Series”) is from January 1, 2021 to December 31, 2021.
Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.
The net asset value (“NAV”) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE” or “Exchange”) is open for business. NAV is calculated for each Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees (the “Board”) or its delegate, the Adviser’s Fund Valuation Committee.
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
a. Basis of Presentation
The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
b. Investment Valuation
The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.
Options purchased and written by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Funds’ net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.
Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of March 31, 2021:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$10,640,304	$ —	$10,640,304
Options Purchased - Puts	—	5,895,826	—	5,895,826
Total Assets	$—	$16,536,130	$—	$16,536,130
Liabilities
Call Options Written	$—	$(270,342)	$—	$(270,342)
Put Options Written	—	(1,087,628)	—	(1,087,628)
Total Liabilities	$—	$(1,357,970)	$—	$(1,357,970)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$10,395,208	$ —	$10,395,208
Options Purchased - Puts	—	5,758,710	—	5,758,710
Total Assets	$—	$16,153,918	$—	$16,153,918
Liabilities
Call Options Written	$—	$(562,111)	$—	$(562,111)
Put Options Written	—	(771,253)	—	(771,253)
Total Liabilities	$—	$(1,333,364)	$—	$(1,333,364)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$19,611,695	$ —	$19,611,695
Options Purchased - Puts	—	873,670	—	873,670
Total Assets	$—	$20,485,365	$—	$20,485,365
Liabilities
Call Options Written	$—	$(2,548,755)	$—	$(2,548,755)
Put Options Written	—	(65,429)	—	(65,429)
Total Liabilities	$—	$(2,614,184)	$—	$(2,614,184)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$6,160,507	$ —	$6,160,507
Options Purchased - Puts	—	274,349	—	274,349
Total Assets	$—	$6,434,856	$—	$6,434,856
Liabilities
Call Options Written	$—	$(1,124,606)	$—	$(1,124,606)
Put Options Written	—	(15,039)	—	(15,039)
Total Liabilities	$—	$(1,139,645)	$—	$(1,139,645)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$32,878,512	$ —	$32,878,512
Options Purchased - Puts	—	4,846,215	—	4,846,215
Total Assets	$—	$37,724,727	$—	$37,724,727
Liabilities
Call Options Written	$—	$(2,441,324)	$—	$(2,441,324)
Put Options Written	—	(566,264)	—	(566,264)
Total Liabilities	$—	$(3,007,588)	$—	$(3,007,588)
AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$30,239,496	$ —	$30,239,496
Options Purchased - Puts	—	4,480,162	—	4,480,162
Total Assets	$—	$34,719,658	$—	$34,719,658
Liabilities
Call Options Written	$—	$(3,856,543)	$—	$(3,856,543)
Put Options Written	—	(381,880)	—	(381,880)
Total Liabilities	$—	$(4,238,423)	$—	$(4,238,423)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
AllianzIM U.S. Large Cap Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$31,439,367	$ —	$31,439,367
Options Purchased - Puts	—	11,723,792	—	11,723,792
Total Assets	$—	$43,163,159	$—	$43,163,159
Liabilities
Call Options Written	$—	$(1,076,912)	$—	$(1,076,912)
Put Options Written	—	(1,687,185)	—	(1,687,185)
Total Liabilities	$—	$(2,764,097)	$—	$(2,764,097)
AllianzIM U.S. Large Cap Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Options Purchased - Calls	$ —	$37,502,698	$ —	$37,502,698
Options Purchased - Puts	—	13,983,110	—	13,983,110
Total Assets	$—	$51,485,808	$—	$51,485,808
Liabilities
Call Options Written	$—	$(2,692,968)	$—	$(2,692,968)
Put Options Written	—	(1,397,131)	—	(1,397,131)
Total Liabilities	$—	$(4,090,099)	$—	$(4,090,099)
c. Derivatives
Flexible Exchange Options - Each Fund intends to invest substantially all of its assets in Flexible Exchange Options (“FLEX Options”) on an underlying index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse.
Options on Indices - The FLEX Options in which each Fund invests are both purchased and written put and call options on a S&P 500 Index. The Funds may also invest in other types of index options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.
The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
d. Summary of Derivatives Information
The following tables presents the value of derivatives held as of March 31, 2021, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$16,536,130	$—

Gross Liabilities:
Equity contracts	$—	$(1,357,970)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$16,153,918	$—

Gross Liabilities:
Equity contracts	$—	$(1,333,364)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$20,485,365	$—

Gross Liabilities:
Equity contracts	$—	$(2,614,184)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$6,434,856	$—

Gross Liabilities:
Equity contracts	$—	$(1,139,645)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$37,724,727	$—

Gross Liabilities:
Equity contracts	$—	$(3,007,588)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$34,719,658	$—

Gross Liabilities:
Equity contracts	$—	$(4,238,423)

AllianzIM U.S. Large Cap Buffer10 Jan ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$43,163,159	$—

Gross Liabilities:
Equity contracts	$—	$(2,764,097)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Derivative Contracts	Statement of Assets and Liabilities Location
	Options Contracts Purchased	Options Contracts Written
Gross Assets:
Equity contracts	$51,485,808	$—

Gross Liabilities:
Equity contracts	$—	$(4,090,099)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
The following tables present the effect of derivatives in the Statements of Operations for the period ended March 31, 2021, by primary underlying risk exposure:
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$744,871	$(374,220)
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(134,114)	$(28,058)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$739,768	$(532,446)
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(132,486)	$32,809
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$7,577	$(274)
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$532,551	$(94,031)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$8,147	$(3,461)
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$573,876	$(371,449)

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$544,370	$96,252
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$2,138,830	$736,442
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$252,005	$30,947
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$2,187,834	$(688,706)
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$252,042	$99,460
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(125,700)	$1,081,039
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Option Contracts Purchased	Options Contracts Written
Equity contracts	$36,079	$4,310
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Equity contracts	$(12,186)	$845,456

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
Derivatives Volume
The tables below disclose the volume of the Funds’ options contracts during the period ended March 31, 2021:
	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF
Purchased Options:
Average Notional Amount	$8,400	$7,543	$13,086	$8,571

Options Written:
Average Notional Amount	$10,500	$9,429	$16,357	$10,714
	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap Buffer10 Jan ETF(1)	AllianzIM U.S. Large Cap Buffer20 Jan ETF(1)
Purchased Options:
Average Notional Amount	$47,543	$39,486	$39,100	$41,900

Options Written:
Average Notional Amount	$59,429	$49,357	$48,875	$52,375
(1)	Positions were opened for the period December 31, 2020 (commencement of operations) through March 31, 2021.
e. Securities Transactions and Net Investment Income
Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.
f. Cash Equivalents and Temporary Investments
Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.
g. Dividend Distributions
The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Taxes
It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions from inception date through the period ended March 31, 2021 and has

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2021, the Funds did not incur any interest or penalties.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Adviser
Allianz Investment Management LLC (the “Adviser”), located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.
Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.
The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund.
Organizational and Offering Costs
The Adviser has agreed to bear all organizational and offering expenses for the Funds.
Other Funds’ Service Providers
Brown Brothers Harriman & Co. (“BBH”) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.
Foreside Fund Services, LLC (the “Distributor”), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.
Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.
Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.
NOTE 4 – PORTFOLIO SECURITIES
There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended March 31, 2021.
NOTE 5 – PURCHASE AND SALE OF FUND SHARES
The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, in exchange for a basket of cash and/or instruments that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of the date of this financial statement, Allianz Life Insurance Company North America, the parent company of the Adviser, owned more than 25% of the outstanding Shares of each Fund.
NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS
The Funds intend to elect and qualify each year for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund- level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. As of September 30, 2020, there were no reclassifications as a result of permanent book-to-tax differences.
NOTE 7 – INDEMNIFICATION
The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.
NOTE 8 – RISK OF INVESTING IN THE FUNDS
The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing.
FLEX Options Risk
The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
Market Risk
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.
Buffered Loss Risk
There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.
Capped Upside Return Risk
The Funds’ strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.
Investment Objective and Outcome Period Risk
There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.
Tax Risk
To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Funds investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Funds will enter into. Therefore, there is a risk that the Funds will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Funds do not qualify as RICs for any taxable year and certain relief provisions are not

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as “buying a dividend”), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Valuation Risk
During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.
Liquidity Risk
In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
Cash Transactions Risk
The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.
Non-Diversification
The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Premium/Discount Risk
The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

AIM ETF PRODUCTS TRUST
Notes to Financial Statements
March 31, 2021 (unaudited)(continued)
Active Markets Risk
There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Funds.
NOTE 9 – CORONAVIRUS (COVID-19) PANDEMIC
The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
NOTE 10 – SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

AIM ETF PRODUCTS TRUST
Disclosure of Fund Expenses
March 31, 2021 (unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020* until March 31, 2021.
Actual Expenses
The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading “Hypothetical Expenses Paid During the Six-Month Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 10/01/2020*	Actual Ending Value 3/31/2021	Actual Expenses Paid During the Period	Hypothetical Ending Account Value 3/31/2021	Hypothetical Expenses Paid During the Six-Month(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,059.27	$3.80	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,028.89	$3.74	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,090.20	$3.86	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,047.95	$3.78	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,107.54	$3.89	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,056.61	$3.79	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$1,041.19	$1.86(b)	$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$1,024.07	$1.85(b)	$1,021.24	$3.73	0.74%
*	The AllianzIM U.S. Large Cap Buffer10 Jan ETF and AllianzIM U.S. Large Cap Buffer20 Jan ETF commenced operations on December 31, 2020.
(a)
Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2021, and divided by the 365 (to reflect the one-half year period).

(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (90 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the actual year period).

AIM ETF PRODUCTS TRUST
Other Information (unaudited)
Proxy Voting Information
Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2020 is available without charge and upon request by calling 1-877-429-3837, at AllianzIM.com or on the SEC’s website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.
Quarterly Portfolio Holdings Information
The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available without charge and upon request by calling 1-877-429-3837 or on the SEC’s website at http://www.sec.gov.

AIM ETF PRODUCTS TRUST
Statement Regarding the Trust’s Liquidity Risk Management Program (Unaudited)
Each series (each such series a “Fund” and, together, the “Funds”) of the AIM ETF Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.
The Board of Trustees of each Fund (the “Board”) approved the designation of the individual officers of the Trusts who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.
At a meeting of the Board held on February 16, 2021, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from the commencement of the initial series of the Trust on May 28, 2020 through December 31, 2020 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:
1)
Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; and, as applicable, (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;
3)	Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and
4)
(i) The relationship between the ETF's portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) The effect of the composition of baskets on the overall liquidity of the ETF's portfolio.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility.
In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.
During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period and no changes to the HLIM for any Fund were recommended. During the Reporting Period, no Fund fell below its designated HLIM. The Report concluded that the Program includes provisions reasonably designed to comply with the HLIM for each Fund.
In-kind creation unit redemptions, if any, are conducted pursuant to the Fund’s Rule 6c-11 and ETF Basket Policies and Procedures.
On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited)
AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held September 16, 2020, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to each of the AllianzIM U.S. Large Cap Buffer10 Jan ETF and the AllianzIM U.S. Large Cap Buffer20 Jan ETF (each, a “Fund”), for an initial two-year term.
Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing the Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the proposed advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.
Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:
(a)
The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds and other accounts. The Board also considered the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

AIM ETF PRODUCTS TRUST
Board Approval of the Investment Advisory Agreement (unaudited) (continued)
(b)
The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of the Fund. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board expected to address economies of scale when assets under management reached appropriate levels.
(c)
The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

AIM ETF PRODUCTS TRUST
Investment Adviser
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, Minnesota 55416
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Administrator, Custodian, Fund Accountant, and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110
Legal Counsel
Stradley Ronon Stevens and Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Item 2.	Code of Ethics.
Not Applicable. This item is only required in an annual report on Form N-CSR.
Item 3.	Audit Committee Financial Expert.
Not Applicable. This item is only required in an annual report on Form N-CSR.
Item 4.	Principal Accountant Fees and Services.
Not Applicable. This item is only required in an annual report on Form N-CSR.
Item 5.	Audit Committee of Listed Registrants.
Not Applicable. This item is only required in an annual report on Form N-CSR.
Item 6.	Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11.	Controls and Procedures.
(a)
The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13.	Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: May 24, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: May 24, 2021
By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: May 24, 2021